Share-based payments (Details) - Option Share in Thousands	12 Months Ended
Dec. 31, 2022 Share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant and eligible recipients	Total options exercisable into shares
No. of ordinary shares	5,500
Employees | March 24, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant and eligible recipients	Options awarded to employees of the Company on March 24, 2022
Terms of the instrument	Options exercisable for ordinary shares
No. of ordinary shares	775
Vesting Conditions	1/3 after one year and the balance in 8 quarterly tranches
Contractual duration of the instrument (years)	4 years
Employees | June 10, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant and eligible recipients	Options awarded to employees of the Company on June 10, 2022
Terms of the instrument	Options exercisable for ordinary shares
No. of ordinary shares	2,180
Vesting Conditions	1/3 after one year and the balance in 8 quarterly tranches
Contractual duration of the instrument (years)	4 years
Employees | November 10, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant and eligible recipients	Options awarded to employees of the Company on November 24, 2022
Terms of the instrument	Options exercisable for ordinary shares
No. of ordinary shares	1,695
Vesting Conditions	1/3 after one year and the balance in 8 quarterly tranches
Contractual duration of the instrument (years)	4 years
CEO and Chairman | March 15, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant and eligible recipients	Options awarded to CEO and Chairman on March 15, 2022
Terms of the instrument	Options exercisable for ordinary shares
No. of ordinary shares	850
Vesting Conditions	12 quarterly tranches
Contractual duration of the instrument (years)	4 years